Assets Held for Sale - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Assets Held for Sale] [Line Items]
Proceeds from sale of assets held for sale	$ 44,340	$ 271,376	$ 281,050
Gain (Loss) on sale of assets	17,701	12,433	422,937
Write off of deferred financing costs	470	$ 3,781	$ 16,085
Kamsarmax
Assets Held for Sale] [Line Items]
Proceeds from sale of assets held for sale	22,500
Gain (Loss) on sale of assets	17,701
Write off of deferred financing costs	470
Repayments of Lines of Credit	$ 20,100
Capesize
Assets Held for Sale] [Line Items]
Number of vessels sold		8
Proceeds from sale of assets held for sale		$ 271,400
Additional expenses for vessels sold		$ 800
Kamsarmax
Assets Held for Sale] [Line Items]
Vessels sold	2